MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED DECEMBER 19, 2023

TO THE PROSPECTUS FOR

THE MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF, MATTHEWS

EMERGING MARKETS EX CHINA ACTIVE ETF AND MATTHEWS ASIA

INNOVATORS ACTIVE ETF (TOGETHER, THE “FUNDS”)

DATED APRIL 28, 2023 (THE “PROSPECTUS”)

Portfolio Manager Changes

1)        For all existing and prospective shareholders of the Matthews Emerging Markets Equity Active ETF (MEM) and Matthews Emerging Markets ex China Active ETF (MEMX):

Effective December 19, 2023, John Paul Lech will cease to be a portfolio manager of the Funds. Therefore, effective as of the same date, all references to John Paul Lech in the Prospectus are removed in their entirety.

Matthews Emerging Markets Equity Active ETF

Alex Zarechnak will continue to act as a Lead Manager of the Matthews Emerging Markets Equity Active ETF and Andrew Mattock, CFA and Peeyush Mittal, CFA will continue to act as Co-Managers of the Fund. In addition, effective December 19, 2023, Sean Taylor and Jeremy Sutch will act as Co-Managers of the Fund.

Therefore, effective December 19, 2023, the disclosure under the heading “Matthews Emerging Markets Equity Active ETF — Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Alex Zarechnak has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since its inception in 2022.

Co-Manager: Sean Taylor has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

Co-Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

Co-Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

Co-Manager: Jeremey Sutch, CFA, has been a Portfolio Manager of the Matthews Emerging Markets Equity Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

Matthews Emerging Markets ex China Active ETF

Alex Zarechnak will continue to act as a Lead Manager of the Matthews Emerging Markets ex China Active ETF and Peeyush Mittal, CFA, will continue to act as Co-Manager of the Fund. In addition, effective December 19, 2023, Sean Taylor and Jeremy Sutch, CFA, will act as Co-Managers of the Fund.

Therefore, effective December 19, 2023, the disclosure under the heading “Matthews Emerging Markets ex China Active ETF — Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

1

Portfolio Managers

Lead Manager: Alex Zarechnak has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since its inception in 2023.

Co-Manager: Sean Taylor has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2023.

Co-Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2023.

Co-Manager: Jeremey Sutch, CFA, has been a Portfolio Manager of the Matthews Emerging Markets ex China Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

2)        For all existing and prospective shareholders of the Matthews Asia Innovators Active ETF (MINV):

Effective December 19, 2023, Taizo Ishida will cease to be a portfolio manager of the Fund. Therefore, effective as of the same date, all references to Taizo Ishida in the Prospectus are removed in their entirety.

Matthews Asia Innovators Active ETF

Michael Oh, CFA, will continue to act as Lead Manager of the Matthews Asia Innovators Active ETF and Inbok Song will continue to act as Co-Manager of the Fund.

Therefore, effective December 19, 2023, the disclosure under the heading “Matthews Asia Innovators Active ETF — Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Michael J. Oh, CFA, has been a Portfolio Manager of the Matthews Asia Innovators Active ETF since its inception in 2022.

Co-Manager: Inbok Song has been a Portfolio Manager of the Matthews Asia Innovators Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Managers.

3)        Effective December 19, 2023, the disclosure relating to Peeyush Mittal, CFA, Michael Oh, CFA and Jeremy Sutch, CFA, in the table under “Management of the Funds – Portfolio Managers” in the Prospectus is removed in its entirety and replaced with the following:

PEEYUSH MITTAL, CFA
Peeyush Mittal, CFA, is a Portfolio Manager at Matthews and manages the firm’s India Strategy and co-manages the firm’s Emerging Markets Equity, Emerging Markets ex China, Asia Growth and Pacific Tiger Strategies. Prior to joining the firm in 2015, he spent over three years at Franklin Templeton Asset Management India, most recently as a Senior Research Analyst. Previously, he was with Deutsche Asset & Wealth Management New York, from 2009 to 2011, researching U.S. and European stocks in the industrials and materials sectors. Peeyush began his career in 2003 with Scot Forge as an Industrial Engineer, and was responsible for implementing Lean Manufacturing systems on the production shop floor. Peeyush earned his M.B.A from The University of Chicago Booth School of Business. He received a Master of Science in Industrial Engineering from The Ohio State University and received a Bachelor of Technology in Metallurgical Engineering from The Indian Institute of Technology Madras. He is fluent in Hindi. Peeyush has been a Portfolio Manager of the Matthews India Fund since 2018, of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF since 2023 and of the Matthews India Active ETF since its inception in 2023.

Lead Manager

Matthews India Fund

Matthews India Active ETF

Co-Manager

Matthews Emerging Markets
Equity Fund

Matthews Emerging Markets
Equity Active ETF

Matthews Emerging Markets
ex China Active ETF

Matthews Asia Growth Fund

Matthews Pacific Tiger Fund

Matthews Pacific Tiger
Active ETF

2

MICHAEL J. OH, CFA
Michael Oh, CFA, is a Portfolio Manager at Matthews and manages the firm’s Asia Growth, Asia Innovators and Korea Strategies. Michael joined Matthews in 2000 and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Asia Innovators Fund since 2006, of the Matthews Asia Growth Fund since 2020, of the Matthews Asia Innovators Active ETF since its inception in 2022, and of the Matthews Korea Active ETF since its inception in 2023.	Lead Manager Matthews Asia Growth Fund Matthews Korea Active ETF Matthews Asia Innovators Fund Matthews Asia Innovators Active ETF
JEREMY SUTCH, CFA
Jeremy Sutch, CFA, is a Portfolio Manager at Matthews and co-manages the firm’s Emerging Markets Equity, Emerging Markets ex China, Emerging Markets Small Companies, and Pacific Tiger Strategies. Prior to joining the firm in 2015, he was Director and Global Head of Emerging Companies at Standard Chartered Bank in Hong Kong from 2012 to 2015, responsible for the fundamental analysis of companies in Asia, with a particular focus on small- and mid-capitalization companies. From 2009 to 2012, he was Managing Director at MJP Capital in Hong Kong, which he co-founded. His prior experience has included managing small-cap equities at Indus Capital Advisors and serving as Head of Hong Kong Research for ABN AMRO Asia Securities. Jeremy earned an M.A. in French and History from the University of Edinburgh. Jeremy has been a Portfolio Manager of the Matthews Emerging Markets Small Companies Fund since 2021, and of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF since 2023.

Co-Manager

Matthews Emerging Markets
Equity Fund

Matthews Emerging Markets
Equity Active ETF

Matthews Emerging Markets
ex China Active ETF

Matthews Emerging Markets
Small Companies Fund

Matthews Pacific Tiger Fund

Matthews Pacific Tiger
Active ETF

In addition, effective December 19, 2023, the following disclosure for Sean Taylor is added to the table under “Management of the Funds – Portfolio Managers” in the Prospectus:
SEAN TAYLOR
Sean Taylor is Chief Investment Officer designate and Portfolio Manager at Matthews and manages the firm’s Pacific Tiger and Asia ex Japan Total Return Equity Strategies and co-manages the firm’s Emerging Markets Equity and Emerging Markets ex China Strategies. Prior to joining Matthews in Oct 2023, he was Chief Investment Officer APAC, Global Head of Emerging Markets Equity at DWS Group based in Hong Kong since 2013. From 2004 to 2011, he was an Investment Director at GAM Investments, based in London and Dubai. From 1997 to 2004, he was at Societe Generale as Head of International and Emerging Markets. Sean has over 30 years of experience, including more than a decade as a CIO. He has overseen a number of emerging markets active strategies, including Latin America, India, China, Brazil, Russia as well as international and global strategies during his career. He received his MBA from Manchester Business School and is a graduate of the Royal Military Academy, Sandhurst. Sean has been a Portfolio Manager of the Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF and Matthews Emerging Markets ex China Active ETF since 2023.

Lead Manager

Matthews Pacific Tiger Fund

Matthews Pacific Tiger
Active ETF

Co-Manager

Matthews Emerging Markets
Equity Fund

Matthews Emerging Markets
Equity Active ETF

Matthews Emerging Markets
ex China Active ETF

Please retain this Supplement with your records.

3

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED DECEMBER 19, 2023

TO THE PROSPECTUS FOR

THE MATTHEWS PACIFIC TIGER ACTIVE ETF, MATTHEWS INDIA ACTIVE ETF

AND MATTHEWS JAPAN ACTIVE ETF (TOGETHER, THE “FUNDS”) DATED

SEPTEMBER 20, 2023 (THE “PROSPECTUS”)

Portfolio Manager Changes

1)       For all existing and prospective shareholders of the Matthews Japan Active ETF (JPAN):

Effective December 19, 2023, Taizo Ishida will cease to be a portfolio manager of the Fund. Therefore, effective as of the same date, all references to Taizo Ishida in the Prospectus are removed in their entirety.

Matthews Japan Active ETF

Shuntaro Takeuchi will continue to act as Lead Manager of the Matthews Japan Active ETF. In addition, effective December 19, 2023, Donghoon Han will act as Lead Manager of the Fund.

Therefore, effective December 19, 2023, the disclosure under the heading “Matthews Japan Active ETF — Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Shuntaro Takeuchi has been a Portfolio Manager of the Matthews Japan Active ETF since its inception in 2023.

Lead Manager: Donghoon Han has been a Portfolio Manager of the Matthews Japan Active ETF since its inception in 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions.

2)       For all existing and prospective shareholders of the Matthews Pacific Tiger Active ETF (ASIA), and Matthews India Active ETF (INDE):

Effective December 19, 2023, Sharat Shroff, CFA, will cease to be a portfolio manager of the Funds. Therefore, effective as of the same date, all references to Sharat Shroff, CFA, in the Prospectus are removed in their entirety.

Matthews Pacific Tiger Active ETF

Inbok Song will continue to act as Lead Manager of the Matthews Pacific Tiger Active ETF and Winnie Chwang and Andrew Mattock, CFA, will continue to act as Co-Managers of the Fund. In addition, effective December 19, 2023, Sean Taylor will act as Lead Manager of the Fund and Peeyush Mittal, CFA, and Jeremy Sutch, CFA, will act as Co-Managers of the Fund.

Therefore, effective December 19, 2023, the disclosure under the heading “Matthews Pacific Tiger Active ETF — Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sean Taylor has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Lead Manager: Inbok Song has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since its inception in 2023.

Co-Manager: Winnie Chwang has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since its inception in 2023.

Co-Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since its inception in 2023.

Co-Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

Co-Manager: Jeremy Sutch, CFA, has been a Portfolio Manager of the Matthews Pacific Tiger Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Managers are supported by and consult with the Co-Managers.

Matthews India Active ETF

Peeyush Mittal, CFA, will continue to act as Lead Manager of the Matthews India Active ETF. In addition, effective December 19, 2023, Swagato Ghosh will act as Co-Manager of the Fund.

Therefore, effective December 19, 2023, the disclosure under the heading “Matthews India Active ETF — Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Peeyush Mittal, CFA, has been a Portfolio Manager of the Matthews India Active ETF since its inception in 2023.

Co-Manager: Swagato Ghosh has been a Portfolio Manager of the Matthews India Active ETF since 2023.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Manager.

3)       Effective December 19, 2023, the disclosure relating to Donghoon Han, Peeyush Mittal, Jeremy Sutch, and Shuntaro Takeuchi in the table under “Management of the Funds – Portfolio Managers” in the Prospectus is removed in its entirety and replaced with the following:

DONGHOON HAN
Donghoon Han is a Portfolio Manager at Matthews and manages the firm’s Japan Strategy. Prior to joining the firm in 2020, Donghoon was Vice President and portfolio manager at Goldman Sachs Asset Management in Tokyo, responsible for investments in technology, automotive and transportation sectors in Japan. From 2014 to 2016, he worked as a Senior Associate at Citadel Global Equities covering technology and industrial sectors in Japan. From 2010 to 2014, he also worked as a Senior Associate at Dodge & Cox covering global technology sector with a focus on semiconductors and electronic components. Donghoon is fluent in Japanese and Korean. He received his B.A. in International Liberal Arts from Waseda University in Tokyo. Donghoon is a Chartered Member of the Securities Analysts Association of Japan. Donghoon has been a Portfolio Manager of the Matthews Japan Fund since 2023 and of the Matthews Japan Active ETF since its inception in 2023.	Lead Manager Matthews Japan Fund Matthews Japan Active ETF

PEEYUSH MITTAL, CFA
Peeyush Mittal, CFA, is a Portfolio Manager at Matthews and manages the firm’s India Strategy and co-manages the firm’s Emerging Markets Equity, Emerging Markets ex China, Asia Growth and Pacific Tiger Strategies. Prior to joining the firm in 2015, he spent over three years at Franklin Templeton Asset Management India, most recently as a Senior Research Analyst. Previously, he was with Deutsche Asset & Wealth Management New York, from 2009 to 2011, researching U.S. and European stocks in the industrials and materials sectors. Peeyush began his career in 2003 with Scot Forge as an Industrial Engineer, and was responsible for implementing Lean Manufacturing systems on the production shop floor. Peeyush earned his M.B.A from The University of Chicago Booth School of Business. He received a Master of Science in Industrial Engineering from The Ohio State University and received a Bachelor of Technology in Metallurgical Engineering from The Indian Institute of Technology Madras. He is fluent in Hindi. Peeyush has been a Portfolio Manager of the Matthews India Fund since 2018, of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF since 2023 and of the Matthews India Active ETF since its inception in 2023.

Lead Manager

Matthews India Fund

Matthews India Active ETF

Co-Manager

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Equity Active ETF

Matthews Emerging Markets
ex China Active ETF

Matthews Asia Growth Fund

Matthews Pacific Tiger Fund

Matthews Pacific Tiger Active ETF

JEREMY SUTCH, CFA
Jeremy Sutch, CFA, is a Portfolio Manager at Matthews and co-manages the firm’s Emerging Markets Equity, Emerging Markets ex China, Emerging Markets Small Companies, and Pacific Tiger Strategies. Prior to joining the firm in 2015, he was Director and Global Head of Emerging Companies at Standard Chartered Bank in Hong Kong from 2012 to 2015, responsible for the fundamental analysis of companies in Asia, with a particular focus on small- and mid-capitalization companies. From 2009 to 2012, he was Managing Director at MJP Capital in Hong Kong, which he co-founded. His prior experience has included managing small-cap equities at Indus Capital Advisors and serving as Head of Hong Kong Research for ABN AMRO Asia Securities. Jeremy earned an M.A. in French and History from the University of Edinburgh. Jeremy has been a Portfolio Manager of the Matthews Emerging Markets Small Companies Fund since 2021, and of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF since 2023.

Co-Manager

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Equity Active ETF

Matthews Emerging Markets
ex China Active ETF

Matthews Emerging Markets Small Companies Fund

Matthews Pacific Tiger Fund

Matthews Pacific Tiger Active ETF

SHUNTARO TAKEUCHI
Shuntaro Takeuchi is Head of Research and a Portfolio Manager at Matthews, and manages the firm’s Japan Strategy and co-manages the Asia Growth Strategy. Prior to joining the firm in 2016, he was an Executive Director for Japan Equity Sales at UBS Securities LLC in New York. Beginning in 2003, he worked on both Japanese Equity and International Equity Sales at UBS Japan Securities, based in Tokyo, and held the position of Special Situations Analyst from 2006 to 2008, and Head of International Equity Sales from 2009 to 2013. Before that, he worked at Merrill Lynch Japan from 2001 to 2003 in U.S. Equity Sales. Shuntaro received a B.A. in Commerce and Management from Hitotsubashi University in Tokyo. He is fluent in Japanese. Shuntaro has been a Portfolio Manager of the Matthews Japan Fund since 2019, of the Matthews Japan Active ETF since its inception in 2023 and of the Matthews Asia Growth Fund since 2023.	Lead Manager Matthews Japan Fund Matthews Japan Active ETF Co-Manager Matthews Asia Growth Fund

In addition, effective December 19, 2023, the following disclosure for Sean Taylor and Swagato Ghosh is added to the table under “Management of the Funds – Portfolio Managers” in the Prospectus:

SEAN TAYLOR
Sean Taylor is Chief Investment Officer designate and Portfolio Manager at Matthews, and manages the firm’s Pacific Tiger and Asia ex Japan Total Return Equity Strategies and co-manages the firm’s Emerging Markets Equity and Emerging Markets ex China Strategies. Prior to joining Matthews in Oct 2023, he was Chief Investment Officer APAC, Global Head of Emerging Markets Equity at DWS Group based in Hong Kong since 2013. From 2004 to 2011, he was an Investment Director at GAM Investments, based in London and Dubai. From 1997 to 2004, he was at Societe Generale as Head of International and Emerging Markets. Sean has over 30 years of experience, including more than a decade as a CIO. He has overseen a number of emerging markets active strategies, including Latin America, India, China, Brazil, Russia as well as international and global strategies during his career. He received his MBA from Manchester Business School and is a graduate of the Royal Military Academy, Sandhurst. Sean has been a Portfolio Manager of the Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF and Matthews Emerging Markets ex China Active ETF since 2023.

Lead Manager

Matthews Pacific Tiger Fund

Matthews Pacific Tiger Active ETF

Co-Manager

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Equity Active ETF

Matthews Emerging Markets
ex China Active ETF

SWAGATO GHOSH
Swagato Ghosh is a Portfolio Manager at Matthews and co-manages the firm’s India Strategy. Prior to joining the firm in 2022, he was an investment analyst at Franklin Templeton India, where he was the lead cement, real estate and consumer discretionary analyst. From 2016 to 2018, he was an investment analyst at Goldman Sachs Asset Management researching the U.S. health care sector. From 2013 to 2015, Swagato was an equity research analyst at Jefferies India. He received his B.Tech in Mining Engineering from Indian Institute of Technology Kharagpur and his MBA from Indian Institute of Management Calcutta. Swagato is fluent in Hindi and Bengali. Swagato has been a Portfolio Manager for the Matthews India Fund and Matthews India Active ETF since 2023.	Co-Manager Matthews India Fund Matthews India Active ETF

Please retain this Supplement with your records.

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED DECEMBER 19, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 20, 2023 (THE “SAI”)

1)         For all existing and prospective shareholders of the Matthews Emerging Markets Equity Active ETF (MEM), Matthews Emerging Markets ex China Active ETF (MEMX), Matthews Pacific Tiger Active ETF (ASIA), Matthews Asia Innovators Active ETF (MINV), Matthews India Active ETF (INDE), and Matthews Japan Active ETF (JPAN) (together, the “Funds”):

Effective December 19, 2023, Taizo Ishida, John Paul Lech and Sharat Shroff, CFA, will cease to be portfolio managers of the Funds. Therefore, effective as of the same date, all references to Taizo Ishida, John Paul Lech and Sharat Shroff, CFA, in the SAI are removed in their entirety.

Matthews Emerging Markets Equity Active ETF

Alex Zarechnak will continue to act as a Lead Manager of the Matthews Emerging Markets Equity Active ETF and Andrew Mattock, CFA, and Peeyush Mittal, CFA, will continue to act as Co-Managers of the Fund. In addition, effective December 19, 2023, Sean Taylor and Jeremy Sutch will act as Co-Managers of the Fund.

Matthews Emerging Markets ex China Active ETF

Alex Zarechnak will continue to act as a Lead Manager of the Matthews Emerging Markets ex China Active ETF and Peeyush Mittal, CFA, will continue to act as Co-Manager of the Fund. In addition, effective December 19, 2023, Sean Taylor and Jeremy Sutch will act as Co-Managers of the Fund.

Matthews Asia Innovators Active ETF

Michael Oh, CFA, will continue to act as Lead Manager of the Matthews Asia Innovators Active ETF and Inbok Song will continue to act as Co-Manager of the Fund.

Matthews Japan Active ETF

Shuntaro Takeuchi will continue to act as Lead Manager of the Matthews Japan Active ETF. In addition, effective December 19, 2023, Donghoon Han will act as Lead Manager of the Fund.

Matthews Pacific Tiger Active ETF

Inbok Song will continue to act as Lead Manager of the Matthews Pacific Tiger Active ETF and Winnie Chwang and Andrew Mattock, CFA, will continue to act as Co-Managers of the Fund. In addition, effective December 19, 2023, Sean Taylor will act as Lead Manager of the Fund and Peeyush Mittal, CFA, and Jeremy Sutch, CFA, will act as Co-Managers of the Fund.

Matthews India Active ETF

Peeyush Mittal, CFA, will continue to act as Lead Manager of the Matthews India Active ETF. In addition, effective December 19, 2023, Swagato Ghosh will act as Co-Manager of the Fund.

1

2)         Effective December 19, 2023, the disclosure relating to Donghoon Han, Peeyush Mittal, Michael Oh, Jeremy Sutch, and Shuntaro Takeuchi in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 55 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance

Donghoon Han Lead Manager of the Matthews Japan Fund and Matthews Japan Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	0 $81,800,506 0	0 0 0	0 0 0

Peeyush Mittal, CFA[1]

Lead Manager of the Matthews India Fund and Matthews India Active ETF

Co-Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 3 0	0 $42,306,588 0	0 0 0	0 0 0
Michael Oh, CFA Lead Manager of the Matthews Asia Growth Fund, Matthews Korea Active ETF, Matthews Asia Innovators Fund and Matthews Asia Innovators Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	0 $30,418,657 0	0 0 0	0 0 0

Jeremy Sutch, CFA[1]

Co-Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF, Matthews Emerging Markets Small Companies Fund, Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 4 0	0 $801,008,434 0	0 0 0	0 0 0
Shuntaro Takeuchi[1] Lead Manager of the Matthews Japan Fund and Matthews Japan Active ETF Co-Manager of the Matthews Asia Growth Fund	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 $175,039,441 0	0 0 0	0 0 0

[1]	Information provided as of December 13, 2023.

In addition, effective December 19, 2023, the following disclosure for Sean Taylor and Swagato Ghosh is added to the table under “Management of the Funds – Portfolio Managers” beginning on page 55 of the SAI:

2

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance

Sean Taylor[1]

Lead Manager of the Matthews Pacific Tiger Fund and Matthews Pacific Tiger Active ETF

Co-Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Emerging Markets ex China Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	0 $300,137,436 0	0 0 0	0 0 0
Swagato Ghosh[1] Co-Manager of the Matthews India Fund and Matthews India Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 0 0	0 0 0	0 0 0	0 0 0

[1]	Information provided as of December 13, 2023.

3)         Effective December 19, 2023, the disclosure relating to Peeyush Mittal, CFA, Jeremy Sutch, CFA, and Shuntaro Takeuchi in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 60 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Mittal, Peeyush†	Matthews Emerging Markets Equity Fund Matthews China Dividend Fund* Matthews India Fund Matthews China Small Companies Fund*	$10,001-$50,000 $1-$10,000 $100,001-$500,000 $1-$10,000
Sutch, Jeremy†	None
Takeuchi, Shuntaro†	Matthews Japan Fund Matthews Japan Active ETF	$100,001-$500,000 $1-$10,000

*	The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.

†	Information provided as of December 13, 2023

In addition, effective December 19, 2023, the following disclosure for Sean Taylor and Swagato Ghosh is added to the table under “Management of the Funds – Portfolio Managers” beginning on page 60 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Sean Taylor†	None
Swagato Ghosh†	None

†	Information provided as of December 13, 2023

Please retain this Supplement with your records.

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